Fair Value Measurements (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis
The fair value measurements of financial assets and liabilities that are measured at fair value at June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022
	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Forward Warrant Agreement	$—	$—	$1,543

Total Assets	$—	$—	$1,543

Liabilities:
Derivative warrant liability-Private Warrants	—	—	3,338
Derivative warrant liability-Public Warrants	5,606	—	—
Earn-out Liability	—	—	8,925

Total Liabilities	$5,606	$—	$12,263

	December 31, 2021
	Level 1	Level 2	Level 3
	(In Thousands)
Liabilities:
Derivative warrant liability—Trinity Warrants		—	4,355
Forward warrant agreement	—	—	230

Total Liabilities	—	—	4,585

Change in Fair Value of Derivative Liabilities
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of June 30, 2022 and December 31, 2021 are as follows:

	Derivative warrant liability—Trinity Warrants	Derivative warrant liability-Private Warrants	Forward Warrant Agreement Liability (Asset)	Earn-out Liability
	(in thousands)

Balance—December 31, 2021	$4,355	$—	$230	$—

Initial measurement on March 2, 2022 upon Business Combination (Note 3)		9,167		26,583
Change in fair values	2,015	(5,829)	(5,078)	(17,658)
Extinguishment due to exercise of the warrants	(6,370)	—	3,305	—

Balance—June 30, 2022	$—	$3,338	$(1,543)	$8,925

Summary of Fair Value Measurements Of Financial Assets And Liabilities
The fair value measurements of financial assets and liabilities that are measured at fair value at December 31, 2021 are as follows:

	Fair Value Hierarchy
	Level 1	Level 2	Level 3
At December 31, 2021
Liabilities:
Derivative warrant liabilities	$—	$—	$4,354,707
Forward warrant agreement	—	—	230,000

Total Liabilities	$—	$—	$4,584,707

Rigetti Holdings Inc [Member]
Change in Fair Value of Derivative Liabilities
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of December 31, 2021 and January 31, 2021 are as follows:

	Convertible Notes	Simple agreement for future equity	Derivative Warrant Liabilities	Forward Warrant Agreement
Balance - January 31, 2020	$26,892,459	$1,882,397	$—	$—
Issuances	—	—	—	—
Settlement	(26,892,459)	(1,882,397)	—	—
Loss on change in fair value	—	—	—	—

Balance - January 31, 2021	$—	$—	$—	$—

Issuances	$—	$—	$2,690,574	$400,000
Settlement	—	—	—	—
Loss (gain) on change in fair value	—	—	1,664,133	(170,000)

Balance - December 31, 2021	$—	$—	$4,354,707	$230,000